UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3081

DREYFUS APPRECIATION FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/04

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Appreciation Fund Inc.
Statement of Investments
Septembe 30,2004 (Unaudited)

Common Stocks-95.2%	Shares	Value($)

Apparel-.8%
Christian Dior	550,000	32,788,929

Banking-7.7%
Bank of America	1,950,000	84,493,500
Federal Home Loan Mortgage	550,000	35,882,000
Federal National Mortgage Association	1,780,000	112,852,000
HSBC Holdings, ADR	500,000 [b]	39,900,000
SunTrust Banks	675,000	47,526,750
		320,654,250

Capital Goods-6.0%
Emerson Electric	950,000	58,795,500
General Electric	5,600,000	188,048,000
		246,843,500

Consumer Staples-5.0%
Wal-Mart Stores	1,800,000	95,760,000
Walgreen	3,080,000	110,356,400
		206,116,400

Diversified Financials-8.9%
American Express	1,600,000	82,336,000
Citigroup	3,600,333	158,846,692
JP Morgan Chase & Co.	1,875,000	74,493,750
Merrill Lynch	1,050,000	52,206,000
		367,882,442

Energy-15.0%
BP, ADR	2,300,000	132,319,000
ChevronTexaco	2,600,000	139,464,000
ConocoPhillips	800,000	66,280,000
Exxon Mobil	5,332,598	257,724,461
Royal Dutch Petroleum, ADR	500,000	25,800,000
		621,587,461

Food, Beverage & Tobacco-14.5%
Altria Group	4,100,000	192,864,000
Anheuser-Busch Cos.	1,400,000	69,930,000
Coca-Cola	3,140,000	125,757,000
Kraft Foods	1,250,000 [b]	39,650,000
Nestle, ADR	1,250,000	71,601,563
PepsiCo	2,100,000	102,165,000
		601,967,563

Health Care-.3%
Hospira	160,000	[a]	4,896,000
Medco Health Solutions	222,507	[a]	6,875,466
			11,771,466

Hotels Restaurants & Leisure-.8%
McDonald's	1,225,000		34,336,750

Household & Personal Products-5.6%
Colgate-Palmolive	1,010,000		45,631,800
Estee Lauder Cos., Cl. A	800,000		33,440,000
Procter & Gamble	2,800,000		151,536,000
			230,607,800

Insurance-5.4%
American International Group	1,150,000		78,188,500
Berkshire Hathaway, Cl. A	820	[a]	71,053,000
Marsh & McLennan Cos.	1,650,000		75,504,000
			224,745,500

Media/Entertainment-3.1%
Fox Entertainment Group, Cl. A	782,700	[a]	21,712,098
McGraw-Hill Cos.	1,100,000		87,659,000
News, ADR	120,000	[b]	3,944,400
Time Warner	1,007,500	[a]	16,261,050
			129,576,548

Pharmaceuticals & Biotechnology-12.4%
Abbott Laboratories	1,500,000		63,540,000
Johnson & Johnson	2,500,000		140,825,000
Eli Lilly & Co.	900,000		54,045,000
Merck & Co.	1,500,000		49,500,000
Pfizer	5,775,000		176,715,000
Roche Holding, ADR	300,000		31,078,125
			515,703,125

Retailing-2.4%
Home Depot	1,000,000		39,200,000
Target	1,300,000		58,825,000
			98,025,000

Semiconductors & Semiconductor Equipment-3.7%
Intel	7,650,000		153,459,000

Software & Services-2.5%
Microsoft	3,750,000		103,687,500

Transportation-1.1%
United Parcel Service, Cl. B	600,000		45,552,000

Total Common Stocks
(cost $2,976,194,403)		3,945,305,234

Perferred Stocks-1.6%	Shares	Value($)

Media/Entertainment
News Corp, ADR, Cum.,$4428
(Cost $57,754,503)	2,100,000	65,793,000

	Principal
Short Term Investments-3.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.51%, 10/7/2004	80,621,000	80,601,651
1.53%, 10/14/2004	1,602,000	1,601,151
1.46%, 10/21/2004	43,960,000	43,924,832
1.47%, 10/28/2004	251,000	250,727
1.51%, 12/2/2004	1,805,000	1,800,072

Total Short-Term Investments
(cost $128,177,179)		128,178,433

Investment of Cash Collateral
for Securities Loaned-.3%	Shares	Value($)

Registered Investment Company ;
Dreyfus Institutional Cash Advantage Fund
(Cost $12,860,091)	12,860,091 [c]	12,860,091

Total Investments(cost $3,174,986,176)	100.2%	4,152,136,758

Liabilities, Less Cash and Receivables	(.2)%	(7,202,801)

Net Assets	100.0%	4,144,933,957

[a]	Non-Income Producing.
[b]	All or a portion of this securities are on loan. At September 30, 2004 the total market value of the fund's securities on loan is $12,399,464 and the total market value of the collateral held by the fund is $12,860,091
[c]	Investments in affiliated money market mutual fund.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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